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# NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

Received SEC
JUL 29 2011
Washington, DC 20549

July 29, 2011

CERT NYS
File No. 001-14491

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TIM Participações S.A. American Depositary Shares evidenced by American Depositary Receipts, each American Depositary Share representing 5 common shares of TIM Participações S.A. , and Common shares, without par value (application for the Common shares is made for listing, not for trading, but only in connection with the registration of American depositary shares pursuant to the requirements of the Securities and Exchange Commission).and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 21, 2011. Tentative listing date – August 5, 2011.

Sincerely,